COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Raw Materials
Long-term Purchase Commitment [Line Items]
Obligations to purchase raw materials	$ 35.0	$ 29.6